Semiannual Report April 30, 2000


Oppenheimer
Emerging Technologies Fund




[LOGO]OppenheimersFunds/r/
The Right Way to Invest

PRESIDENT'S LETTER

BRIDGET A. MACASKILL
President
Oppenheimer
Emerging Technologies Fund



DEAR SHAREHOLDER,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may have assumed too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

Several months ago, Alan Greenspan, the Chairman of the Federal Reserve Board, stated his view that the spectacular returns some sectors of the market were then experi-encing may have been partly responsible for pushing our economy to growth rates that could lead to higher inflation. Today it is clear that the dramatic rise in the prices of a narrow segment of the market created enormous wealth for some investors. The result of this new-found wealth has been a substantial increase in spending that the Federal Reserve Board believes could threaten the healthy growth of our economy.

That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed has been attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

The implications of the Fed's resolve are clear: investors must continue to be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth often reduces corporate earnings and puts downward pressure on stock prices. Highly valued stocks can be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has been cautioning investors against the expectation that the types of returns seen in the recent bull market will last forever.

Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

While some "new economy" stocks have risen over the last year, many so-called "old economy" stocks are selling at low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor.

What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and finan-cial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuations, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

We thank you for your continued confidence in OppenheimerFunds, THE RIGHT WAY TO INVEST.

Sincerely,

/s/Bridget A. Macaskill

Bridget A. Macaskill

May 19, 2000

2 Oppenheimer Emerging Technologies Fund

STRATEGY
The fund is designed for investors seeking long-term capital appreciation and expects to invest mainly in the common stocks of U.S. and foreign technology companies believed by the portfolio manager to offer significant growth potential. We seek companies, which develop or benefit from emerging technologies. These companies may be users, purchasers and/or developers of "new"economy technology products, processes and/or services. Some of the areas we anticipate investing in that involve emerging technology are:

* Bandwidth--This term refers to the rate at which information travels across a communications network. New technologies are enhancing bandwidth capacity, permitting greater voice, video and/or data transmissions.
* Photonics--This term refers to the transmission of data through light rather than by electrical impulses. Photonics aims to enhance information transmission capacity.
* Telecommunications
* Wireless, satellite and other new communications
* Computer hardware and software
* Combination of voice, video and data systems.


COMMENTARY BY BRUCE BARTLETT, PORTFOLIO MANAGER

The Fund commenced operations on April 25, 2000, focusing on information and communication companies that are seeking to enhance bandwidth and optical capabilities. The last five days of April were relatively uneventful with technology stocks performing slightly positive. The Microsoft litigation continues to put pressure on the entire market, with particular sensitivities found in the technology sector. New technology companies and those with low or no earnings have experienced a pullback. Because of ongoing market volatility, Fund performance may be subject to substantial short-term fluctuations. However, by focusing on emerging technology companies, which exhibit strong revenue growth and competitive positioning, we seek to uncover future market leaders that withstand the test of time.



3 Oppenheimer Emerging Technologies Fund

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                              April 30, 2000 / Unaudited

                                                                                                           MARKET VALUE
                                                                                        SHARES             SEE NOTE 1
=======================================================================================================================
COMMON STOCKS - 47.9%
-----------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 4.6%
-----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.2%
-----------------------------------------------------------------------------------------------------------------------
E-Tek Dynamics, Inc.                                                (1)                       3,900        $   798,525
-----------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.4%
-----------------------------------------------------------------------------------------------------------------------
Corning, Inc.                                                                                 4,460            880,850
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 4.8%
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 4.2%
-----------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A                                               (1)                       2,300            396,462
-----------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc.                                (1)                       1,250            155,000
-----------------------------------------------------------------------------------------------------------------------
Copper Mountain Networks, Inc.                                      (1)                       5,850            487,744
-----------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.                                         (1)                       5,600            495,250
                                                                                                         --------------
                                                                                                             1,534,456
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-WIRELESS - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Aether Systems, Inc.                                                (1)                       1,200            199,781
-----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 38.5%
-----------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.7%
-----------------------------------------------------------------------------------------------------------------------
EMC Corp.                                                           (1)                       4,475            621,745
-----------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.                                             (1)                       2,500            184,844
-----------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc.                                              (1)                         300             23,812
-----------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                                              (1)                       1,725            158,592
                                                                                                         --------------
                                                                                                               988,993
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 4.4%
-----------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp.                                        (1)                       7,700            992,337
-----------------------------------------------------------------------------------------------------------------------
Finisar Corp.                                                       (1)                       6,700            249,994
-----------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.                                              (1)                       3,000            273,000
-----------------------------------------------------------------------------------------------------------------------
Sycamore Networks, Inc.                                             (1)                       1,325            104,012
                                                                                                         --------------
                                                                                                             1,619,343
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.2%
-----------------------------------------------------------------------------------------------------------------------
Intertrust Technologies Corp.                                       (1)                       6,900            158,700
-----------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                                           (1)                       1,900            171,000
-----------------------------------------------------------------------------------------------------------------------
Micromuse, Inc.                                                     (1)                       1,850            181,531
-----------------------------------------------------------------------------------------------------------------------
Tricord Systems, Inc.                                               (1)                      21,600            270,000
-----------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.                                              (1)                       3,625            388,838
                                                                                                         --------------
                                                                                                             1,170,069
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 18.4%
-----------------------------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.                                        (1)                       6,800            413,100
-----------------------------------------------------------------------------------------------------------------------
Audiocodes Ltd.                                                     (1)                       2,400            180,000
-----------------------------------------------------------------------------------------------------------------------
Bookham Technology plc, ADR                                         (1)                      28,000          1,456,000
-----------------------------------------------------------------------------------------------------------------------
CIENA Corp.                                                         (1)                       5,700            704,662
-----------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                 (1)                       8,800            610,088
-----------------------------------------------------------------------------------------------------------------------
Harmonic, Inc.                                                      (1)                       5,350            394,897
-----------------------------------------------------------------------------------------------------------------------
Newport Corp.                                                                                 6,175            749,105
-----------------------------------------------------------------------------------------------------------------------
Nokia Corp., A Shares, Sponsored ADR                                                         11,300            642,688
-----------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.                                                                         7,690            870,893
-----------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                     10,600            689,663
                                                                                                         --------------
                                                                                                             6,711,096


4 Oppenheimer Emerging Technologies Fund

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                    Unaudited/Continued


                                                                                                           MARKET VALUE
                                                                                        SHARES             SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
Electronics - 9.8%
-----------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.                                                  (1)                      11,900        $ 1,233,881
-----------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.                                                     (1)                       7,000            437,500
-----------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.                                                    (1)                       1,900            364,563
-----------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.                                              (1)                       1,350            140,484
-----------------------------------------------------------------------------------------------------------------------
SDL, Inc.                                                           (1)                       4,925            960,375
-----------------------------------------------------------------------------------------------------------------------
Virata Corp.                                                        (1)                       1,280            160,320
-----------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.                                         (1)                       3,800            258,638
                                                                                                         --------------
                                                                                                             3,555,761
                                                                                                         --------------

Total Common Stocks (Cost $15,791,929)                                                                      17,458,874

                                                                                        PRINCIPAL
                                                                                        AMOUNT
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 49.3%
-----------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 5.70%, dated
4/28/00, to be repurchased at $18,008,550 on 5/1/00, collateralized by
U.S. Treasury Bonds, 6.50%--12.75%, 11/15/10--11/15/26, with a value of $10,852,922 and U.S. Treasury Nts., 4.50%--7%,
8/31/00-7/15/06, with a value of $7,551,547 (Cost $18,000,000)                          $18,000,000         18,000,000

-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $33,791,929)                                                 97.2%        35,458,874
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                 2.8          1,039,581
                                                                                   -----------------   ----------------
NET ASSETS                                                                                    100.0%       $36,498,455
                                                                                   =================   ================


1.  Non-income-producing security.

See accompanying Notes to Financial Statements.



5 Oppenheimer Emerging Technologies Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                   April 30, 2000 / Unaudited



---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (including repurchase agreement of $18,000,000)
(cost $33,791,929) - see accompanying statement                                                                      $35,458,874
---------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                     182,308
---------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                    14,974,890
Investments sold                                                                                                          23,607
Interest                                                                                                                   8,550
                                                                                                              -------------------
Total assets                                                                                                          50,648,229

---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES Payables and other liabilities:
Investments purchased                                                                                                 14,139,818
Distribution and service plan fees                                                                                           787
Shares of beneficial interest redeemed                                                                                       524
Management and administrative fees                                                                                           359
Other                                                                                                                      8,286
                                                                                                              -------------------
Total liabilities                                                                                                     14,149,774

---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                           $36,498,455
                                                                                                              ===================

---------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                      $34,836,082
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                            321
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                                  (4,893)
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                             1,666,945
                                                                                                              -------------------
Net assets                                                                                                           $36,498,455
                                                                                                              ===================






6 Oppenheimer Emerging Technologies Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         Unaudited/Continued



---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$21,703,863 and 2,033,952 shares of beneficial interest outstanding)                                                      $10.67
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                               $11.32

---------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,302,615
and 1,152,917 shares of beneficial interest outstanding)                                                                  $10.67

---------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,490,910
and 233,419 shares of beneficial interest outstanding)                                                                    $10.67

---------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $1,067 and 100 shares of beneficial interest outstanding)                                                   $10.67


See accompanying Notes to Financial Statements.







7 Oppenheimer Emerging Technologies Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                For the Period from April 25, 2000
                                       (commencement of operations) to April 30, 2000 / Unaudited



---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                              $   12,807

---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                            3,466
---------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                      420
Class B                                                                                                                      862
Class C                                                                                                                      188
---------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                               7,550
                                                                                                              -------------------
Total expenses                                                                                                            12,486

---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                        321

---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                                                                          (4,893)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                                                   1,666,945
                                                                                                              -------------------
Net realized and unrealized gain                                                                                       1,662,052

---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                  $1,662,373
                                                                                                              ===================


See accompanying Notes to Financial Statements.


8 Oppenheimer Emerging Technologies Fund

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                 PERIOD ENDED
                                                                                                              APRIL 30, 2000(1)
                                                                                                                 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                                $       321
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                                  (4,893)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                                                  1,666,945
                                                                                                              -------------------
Net increase in net assets resulting from operations                                                                   1,662,373

---------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                                                               20,592,908
Class B                                                                                                               11,767,824
Class C                                                                                                                2,372,350
Class Y                                                                                                                       --

---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                        36,395,455
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                      103,000(1)
                                                                                                              -------------------
End of period (including undistributed net investment
income of $321 for the period ended April 30, 2000)                                                                  $36,498,455
                                                                                                              ===================


1. For the period from April 25, 2000 (commencement of operations) to April 30, 2000.
2. Reflects the value of the Manager's initial seed money investment at April 18, 2000.

See accompanying Notes to Financial Statements.

9 Oppenheimer Emerging Technologies Fund

FINANCIAL HIGHLIGHTS


                                             CLASS A             CLASS B              CLASS C             CLASS Y
                                             ----------------------------------------------------------------------------
                                             PERIOD ENDED        PERIOD ENDED         PERIOD ENDED        PERIOD ENDED
                                             APRIL 30, 2000(1)   APRIL 30, 2000(1)    APRIL 30, 2000(1)   APRIL 30, 2000(1)
                                             (UNAUDITED)         (UNAUDITED)          (UNAUDITED)         (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                 $10.00               $10.00              $10.00              $10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net realized and unrealized gain                        .67                  .67                 .67                 .67
------------------------------------------------------------     ----------------     ---------------     ---------------
Total income from investment operations                 .67                  .67                 .67                 .67
------------------------------------------------------------     ----------------     ---------------     ---------------
Net asset value, end of period                       $10.67               $10.67              $10.67              $10.67
                                                     ======               ======              ======              ======

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                   6.70%                6.70%               6.70%               6.70%
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)            $21,704              $12,303              $2,491                  $1
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $13,296               $6,912              $1,501                  $1
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                          0.22%                (0.53)%             (0.53)%             0.47%
Expenses                                              1.54%                2.29%               2.29%               1.29%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                               0%                   0%                  0%                  0%



1. For the period from April 25, 2000 (commencement of operations) to April 30, 2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000 were $15,820,429 and $23,607, respectively.

See accompanying Notes to Financial Statements.

10 Oppenheimer Emerging Technologies Fund

NOTES TO FINANCIAL STATEMENTS Unaudited


1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Emerging Technologies Fund (the Fund) is a "non-diversified" open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.



11 Oppenheimer Emerging Technologies Fund

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

2.   SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                     PERIOD ENDED APRIL 30, 2000(1)
                                                      SHARES                 AMOUNT
------------------------------------------------------------------------------------
CLASS A
Sold                                               2,024,001            $20,593,432
Redeemed                                                 (49)                  (524)
                                                   ---------            -----------
Net increase                                       2,023,952            $20,592,908
                                                   =========            ===========

------------------------------------------------------------------------------------
CLASS B
Sold                                               1,153,301            $11,772,824
Redeemed                                                (484)                (5,000)
                                                   ---------            -----------
Net increase                                       1,152,817            $11,767,824
                                                   =========            ===========

------------------------------------------------------------------------------------
CLASS C
Sold                                                 233,319            $ 2,372,350
Redeemed                                                  --                     --
                                                   ---------            -----------
Net increase                                         233,319            $ 2,372,350
                                                   =========            ===========

------------------------------------------------------------------------------------
CLASS Y
Sold                                                      --            $        --
Redeemed                                                  --                     --
                                                   ---------            -----------
Net increase                                              --            $        --
                                                   =========            ===========


     1. For the period from April 25, 2000 (commencement of operations) to April 30, 2000.

3.    UNREALIZED GAINS AND LOSSES ON SECURITIES
As of April 30, 2000, net unrealized appreciation on securities of $1,666,945 was composed of gross appreciation of $1,722,287, and gross depreciation of $55,342.

12 Oppenheimer Emerging Technologies Fund

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued


4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of average annual net assets.

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


-------------- ----------------- ------------------ ------------------- ----------------- ----------------
               AGGREGATE         CLASS A            COMMISSIONS ON      COMMISSIONS ON    COMMISSIONS ON
               FRONT-END SALES   FRONT-END SALES    CLASS A SHARES      CLASS B SHARES    CLASS C SHARES
               CHARGES ON        CHARGES RETAINED   ADVANCED BY         ADVANCED BY       ADVANCED BY
PERIOD ENDED   CLASS A SHARES    BY DISTRIBUTOR     DISTRIBUTOR1        DISTRIBUTOR1      DISTRIBUTOR1
-------------- ----------------- ------------------ ------------------- ----------------- ----------------
  April 30,
    2000             $--                $--              $21,291            $143,687          $11,602
-------------- ----------------- ------------------ ------------------- ----------------- ----------------
1.   THE DISTRIBUTOR ADVANCES COMMISSION PAYMENTS TO DEALERS FOR CERTAIN SALES
     OF CLASS A SHARES AND FOR SALES OF CLASS B AND CLASS C SHARES FROM ITS OWN
     RESOURCES AT THE TIME OF SALE.

---------------- ------------------------------- ------------------------------ -------------------------------
                 CLASS A CONTINGENT DEFERRED     CLASS B CONTINGENT DEFERRED    CLASS C CONTINGENT DEFERRED
                 SALES CHARGES RETAINED BY       SALES CHARGES RETAINED BY      SALES CHARGES RETAINED BY
PERIOD ENDED     DISTRIBUTOR                     DISTRIBUTOR                    DISTRIBUTOR
---------------- ------------------------------- ------------------------------ -------------------------------
April 30, 2000                $--                             $--                            $--
---------------- ------------------------------- ------------------------------ -------------------------------


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended April 30, 2000, payments under the Class A plan totaled $420, all of which was paid by the Distributor to recipients. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

13 Oppenheimer Emerging Technologies Fund

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


----------------------------------------------------------------------------------------------------------------------
           DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE PERIOD ENDED APRIL
30, 2000, WERE AS FOLLOWS:
------------------- --------------------- ---------------------- ---------------------------- ------------------------
                                                                                              DISTRIBUTOR'S
                                                                 DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS        AMOUNT RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN            DISTRIBUTOR            UNDER PLAN                   CLASS
------------------- --------------------- ---------------------- ---------------------------- ------------------------
CLASS B PLAN                $862                   $--                       $--                        --%
------------------- --------------------- ---------------------- ---------------------------- ------------------------
CLASS C PLAN                 188                    --                        --                        --
------------------- --------------------- ---------------------- ---------------------------- ------------------------



14 Oppenheimer Emerging Technologies Fund

OPPENHEIMER EMERGING TECHNOLOGIES FUND


    OFFICERS AND TRUSTEES          Leon Levy, Chairman of the Board of Trustees
                                   Donald W. Spiro, Vice Chairman of the
                                         Board of Trustees
                                   Bridget A. Macaskill, Trustee and President
                                   Robert G. Galli, Trustee
                                   Phillip A. Griffiths, Trustee
                                   Benjamin Lipstein, Trustee
                                   Elizabeth B. Moynihan, Trustee
                                   Kenneth A. Randall, Trustee
                                   Edward V. Regan, Trustee
                                   Russell S. Reynolds, Jr., Trustee
                                   Clayton K. Yeutter, Trustee
                                   Bruce L. Bartlett, Vice President
                                   Andrew J. Donohue, Secretary
                                   Brian W. Wixted, Treasurer
                                   Robert J. Bishop, Assistant Treasurer
                                   Scott T. Farrar, Assistant Treasurer
                                   Robert G. Zack, Assistant Secretary


     INVESTMENT ADVISOR            OppenheimerFunds, Inc.

     DISTRIBUTOR                   OppenheimerFunds Distributor, Inc.

     TRANSFER AND                  OppenheimerFunds Services
     SHAREHOLDER SERVICING
     AGENT

     CUSTODIAN OF PORTFOLIO
     SECURITIES                    The Bank of New York

     INDEPENDENT ACCOUNTANTS       KPMG LLP

     LEGAL COUNSEL                 Mayer, Brown & Platt


       The financial statements included herein have been taken from the records of the Fund without examination of the independent accountants.

     This is a copy of a report to shareholders of Oppenheimer Emerging Technologies Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Emerging Technologies Fund. For material information concerning the Fund, see the Prospectus.

     SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203.




     (C) Copyright 2000 OppenheimerFunds, Inc.  All rights reserved.

15 Oppenheimer Emerging Technologies Fund

RS0765.001.0400        June 29, 2000